Ordinary Shares and Structure Section - Schedule of Fair Value of Warrants (Details)	Mar. 31, 2026 shares
Series A Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
No. of warrants (in Shares)	21,739,130
Expire date	Jun. 30, 2026
Term (in years)	1 year 3 days
Series A Warrants [Member] | Risk-free rate [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	3.96
Series A Warrants [Member] | Estimated volatility rate [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	70
Series A Warrants [Member] | Dividend yield rate [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs
Series A Warrants [Member] | Spot price of underlying ordinary shares [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	0.18
Series A Warrants [Member] | Initial exercise price [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	0.69
Series B Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
No. of warrants (in Shares)	21,739,130
Expire date	Jun. 30, 2026
Term (in years)	1 year 3 days
Series B Warrants [Member] | Risk-free rate [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	3.96
Series B Warrants [Member] | Estimated volatility rate [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	70
Series B Warrants [Member] | Dividend yield rate [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs
Series B Warrants [Member] | Spot price of underlying ordinary shares [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	0.18
Series B Warrants [Member] | Initial exercise price [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	1.173